Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2013		2012		2011
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$17,562.8	$17,317.9	$16,558.8	$16,207.6	$15,333.1	$15,107.5
Ceded	(223.1)	(214.5)	(186.1)	(189.6)	(186.5)	(204.7)
Net premiums	$17,339.7	$17,103.4	$16,372.7	$16,018.0	$15,146.6	$14,902.8

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2013		2012		2013		2012
MCCA	$29.5	40%	$25.4	38%	$875.9	80%	$739.2	82%
CAIP	21.1	28	15.4	23	79.3	7	66.3	7
NCRF	20.5	27	19.5	30	50.1	5	50.6	6
State Plans	71.1	95	60.3	91	1,005.3	92	856.1	95
Non-State Plans	3.8	5	6.0	9	84.9	8	44.9	5
Total	$74.9	100%	$66.3	100%	$1,090.2	100%	$901.0	100%